Transactions With Related Parties, Family Trading Inc (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Transactions with Related Parties [Abstract]
Dividends declared	$ 7,322	$ 915
Family Trading [Member] | Series E Shares [Member]
Transactions with Related Parties [Abstract]
Dividends declared	1,015
Accrued interest on unpaid dividends	30
Family Trading [Member] | Series E Shares [Member] | Due to Related Parties [Member]
Transactions with Related Parties [Abstract]
Dividends payable	$ 0		$ 968